Fair value measurement - Contingent consideration (Details) - Contingent consideration in relation to investments and acquisitions - Level 3 - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Contingent consideration in relation to investments and acquisitions
Balance at beginning	¥ 4,400	¥ 5,122
Additions		1,049
Net decrease in fair value	(48)	(55)
Payment	(1,972)	(2,093)
Foreign currency translation adjustments	(148)	377
Balance at end	¥ 2,232	¥ 4,400